Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment
Total property, plant and equipment	$ 158,566	$ 157,454	$ 155,096
(Less) Accumulated depreciation	(154,444)	(154,444)	(153,863)
Loss on disposition of equipment	(4,122)
Property and equipment		3,010	1,233
Office equipment [Member]
Summary of property and equipment
Useful Lives	5 years	5 years
Total property, plant and equipment	157,274	156,162	153,804
Furniture and fixtures [Member]
Summary of property and equipment
Useful Lives	7 years	7 years
Total property, plant and equipment	$ 1,292	$ 1,292	$ 1,292